UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

LMP Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LMP CORPORATE LOAN FUND INC. (TLI)

FORM N-Q

DECEMBER 31, 2015

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	December 31, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS(a)(b) - 127.9%
Basic Industry - 7.0%
Atlas Iron Ltd., Term Loan B	8.750%	12/10/17	$1,889,160	$566,748	(c)
Bowie Resource Holdings LLC, First Lien Term Loan	6.750%	8/14/20	751,661	732,869
Essar Steel Algoma Inc., Term Loan	9.000%	8/9/19	643,500	160,875
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/30/19	835,695	627,351
Foresight Energy LLC, Term Loan B	5.500%	8/19/20	264,167	211,333
Murray Energy Corp., Term Loan B1	7.000%	4/16/17	696,620	559,908	(d)
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	2,586,121	1,666,755
NewPage Corp., Term Loan	9.500%	2/11/21	1,853,531	674,222
Oxbow Carbon LLC, Second Lien Term Loan	8.000%	1/17/20	570,000	479,512
Phibro Animal Health Corp., Term Loan B	4.000%	4/16/21	591,000	581,766
Wausau Paper Corp., Term Loan	6.500%	7/30/20	609,235	607,712
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	438,219	273,887
Xerium Technologies Inc., USD First Lien Term Loan B	6.250%	5/17/19	493,681	492,756

Total Basic Industry				7,635,694

Capital Goods - 11.9%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	584,731	580,053
ADS Waste Holdings Inc., Term Loan B2	3.750%	10/9/19	486,169	474,744
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	867,814	754,998
BE Aerospace Inc., 2014 Term Loan B	4.000%	12/16/21	487,855	488,922
Berry Plastics Holding Corp., Term Loan F	4.000%	10/1/22	564,740	560,964
BWAY Holding Co. Inc., New Term Loan B	5.500%	8/14/20	994,850	963,346
Consolidated Container Co., LLC, New Second Lien Term Loan B	7.750%	1/3/20	250,000	218,750
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	1,963,243	1,813,545
CPM Holdings Inc., Term Loan B	6.000%	4/11/22	179,100	178,093
Exopack Holdings SA, 2015 Term Loan B1	4.500%	5/8/19	672,663	655,847
GYP Holdings III Corp., First Lien Term Loan	4.750%	4/1/21	951,719	911,271
LS Newco Pty Ltd., USD Term Loan B	5.500%	5/21/22	254,375	252,467
PGT Inc., Term Loan B	5.250%	9/22/21	266,625	267,069
Printpack Holdings Inc., Term Loan	6.000%	5/28/20	1,044,100	1,045,405
SRS Distribution Inc., 2015 Term Loan B	5.250%	8/25/22	500,000	497,291
STS Operating Inc., Term Loan	4.750%	2/12/21	569,850	538,508
Waste Industries USA Inc., New Term Loan B	4.250%	2/27/20	1,488,750	1,484,098
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	492,500	443,250
WP CPP Holdings LLC, Term Loan B3	4.500%	12/28/19	953,087	886,371

Total Capital Goods				13,014,992

Communications - 13.6%
Altice Financing SA, USD Term Loan	5.250%	2/4/22	796,000	795,005
CCO Safari III LLC, Term Loan I	3.500%	1/24/23	720,000	719,460
Checkout Holding Corp., First Lien Term Loan	4.500%	4/9/21	265,950	214,533
CSC Holdings Inc., New Term Loan B	2.924%	4/17/20	369,904	369,133
InfoGroup Inc., New Term Loan	7.000%	5/26/18	939,820	892,829
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	966,171	916,413
Level 3 Financing Inc., 2013 Term Loan B	4.000%	1/15/20	310,000	309,921
Level 3 Financing Inc., 2015 Term Loan B2	3.500%	5/31/22	440,000	433,492
Level 3 Financing Inc., New 2019 Term Loan	4.000%	8/1/19	500,000	500,000
McGraw-Hill Global Education Holdings LLC, 2015 Term Loan B	4.750%	3/22/19	795,456	786,508
NEP/NCP Holdco Inc., Incremental Term Loan	4.250%	1/22/20	941,906	887,747
Neptune Finco Corp., 2015 Term Loan B	5.000%	10/9/22	1,150,000	1,149,898

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications - (continued)
Numericable U.S. LLC, USD Term Loan B1	4.500%	5/21/20	$802,920	$776,073
Numericable U.S. LLC, USD Term Loan B2	4.500%	5/21/20	685,541	662,619
Rentpath Inc., First Lien Term Loan	6.250%	12/17/21	455,400	402,460
T-Mobile USA Inc., Term Loan B	3.500%	11/9/22	420,000	420,465
TWCC Holding Corp., Term Loan B1	5.750%	2/11/20	632,815	633,112
Univision Communications Inc., Term Loan C3	4.000%	3/1/20	1,036,811	1,016,939
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	527,574	517,572
UPC Financing Partnership, USD Term Loan AH	3.250%	6/30/21	1,000,000	983,125
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	673,321	660,136
Ziggo Financing Partnership, USD Term Loan B1	3.500%	1/15/22	323,698	314,973
Ziggo Financing Partnership, USD Term Loan B2A	3.500%	1/15/22	202,383	196,928
Ziggo Financing Partnership, USD Term Loan B3	3.500%	1/15/22	343,919	334,649

Total Communications				14,893,990

Consumer Cyclical - 30.7%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/12/21	586,832	584,081
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	987,216	953,692
Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	606,974	607,354
AP NMT Acquisition BV, USD First Lien Term Loan	6.750%	8/13/21	523,871	468,865
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	50,000	41,750
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	1,266,923	1,264,108
Autoparts Holdings Ltd., First Lien Term Loan	7.000%	7/29/17	182,505	141,898
Bass Pro Group LLC, 2015 Term Loan	4.000%	6/5/20	496,250	478,261
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	629,243	611,496
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%	10/11/20	1,185,800	1,079,819
Caesars Growth Properties Holdings LLC, Term Loan	6.250%	5/8/21	497,873	439,684
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,007,500	1,006,022
CEC Entertainment Inc., Term Loan B	4.250%	2/14/21	1,018,853	970,457
CityCenter Holdings LLC, Term Loan B	4.250%	10/16/20	944,701	940,568
Crossmark Holdings Inc., First Lien Term Loan	4.500%	12/20/19	603,882	452,911
CS Intermediate Holdco 2 LLC, New Term Loan B	4.000%	4/4/21	354,600	350,020
CWGS Group LLC, 2015 Term Loan	—	2/20/20	240,000	238,512	(d)
CWGS Group LLC, Term Loan	5.750%	2/20/20	1,931,015	1,918,946
Dollar Tree Inc., Term Loan B1	3.500%	7/6/22	1,241,698	1,239,924
Dollar Tree Inc., Term Loan B2	4.250%	7/6/22	260,000	258,537
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	1,012,056	1,004,466
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	500,000	506,666
Fitness International LLC, Term Loan B	5.500%	7/1/20	1,845,036	1,736,640
Four Seasons Holdings Inc., New First Lien Term Loan	3.500%	6/27/20	202,973	200,436
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	358,093	357,779
J. Crew Group Inc., New Term Loan B	4.000%	3/5/21	850,874	553,423
Kate Spade & Co., Term Loan B	4.000%	4/10/21	1,000,001	970,000
La Quinta Intermediate Holdings LLC, Term Loan B	3.750%	4/14/21	838,139	818,931
Landry’s Inc., Term Loan B	4.000%	4/24/18	1,396,061	1,391,044
LTF Merger Sub Inc., Term Loan B	4.250%	6/10/22	646,999	630,819
Match Group Inc., Term Loan B1	5.500%	11/16/22	300,000	297,750
MGM Resorts International, Term Loan B	3.500%	12/20/19	723,181	715,271
Michaels Stores Inc., Incremental 2014 Term Loan B2	4.000%	1/28/20	223,844	222,900
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	1,062,750	1,052,919
Mohegan Tribal Gaming Authority, New Term Loan B	5.500%	6/15/18	1,142,892	1,119,082
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	328,697	319,658

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
Monitronics International Inc., Term Loan B1	4.500%	4/2/22	$853,550	$817,274
NCL Corp. Ltd., Term Loan B	4.000%	11/19/21	188,100	188,022
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	736,828	654,166
Petco Animal Supplies Inc., New Term Loan	4.000%	11/24/17	971,867	970,215
PetSmart Inc., Term Loan B	4.250%	3/11/22	1,482,550	1,448,497
Realogy Corp., New Term Loan B	3.750%	3/5/20	725,799	722,321
Staples Inc., Term Loan B	—	4/7/21	820,000	812,364	(d)
Station Casinos LLC, Term Loan B	4.250%	3/2/20	540,448	531,215
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	506,175	344,199
TransUnion LLC, Term Loan B2	3.500%	4/9/21	771,511	750,873
World Triathlon Corp., Term Loan	5.250%	6/26/21	473,417	468,683

Total Consumer Cyclical				33,652,518

Consumer Non-Cyclical - 28.0%
Access CIG LLC, First Lien Term Loan	6.000 - 7.500%	10/18/21	1,336,952	1,330,825
Acosta Holdco Inc., 2015 Term Loan	4.250%	9/26/21	709,980	678,741
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,660,000	1,635,100
AdvancePierre Foods Inc., Term Loan	5.750%	7/10/17	493,639	493,515
Air Medical Group Holdings Inc., Term Loan B	4.500%	4/28/22	1,711,400	1,658,988
Akorn Inc., Term Loan B	6.000%	4/16/21	582,625	568,788
Anchor Hocking LLC, Exit Term Loan	10.000%	6/4/18	441,184	413,610
Candy Intermediate Holdings Inc., Term Loan	7.500%	6/18/18	1,324,625	1,319,658
Catalent Pharma Solutions Inc., USD Term Loan B	4.250%	5/20/21	322,599	320,448
Convatec Inc., USD Term Loan	4.250%	6/15/20	1,381,249	1,361,970
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	1,249,268	1,221,784
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,090,000	1,040,950
Curo Health Services Holidings Inc., 2015 First Lien Term Loan	6.500%	2/7/22	1,439,125	1,428,332
DaVita HealthCare Partners Inc., Term Loan B	3.500%	6/24/21	492,500	491,020
DJO Finance LLC, 2015 Term Loan	4.250%	6/8/20	628,425	612,191
Dole Food Co. Inc., New Term Loan B	4.500 - 6.000%	11/1/18	405,007	402,982
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	1,678,588	1,621,936
Endo Luxembourg Finance Co. I S.a r.l., 2015 Term Loan B	3.750%	9/26/22	447,500	442,373
Envision Healthcare Corp., Initial Term Loan	4.250%	5/25/18	783,173	780,726
Greatbatch Ltd., Term Loan B	5.250%	10/27/22	550,000	547,078
Hearthside Group Holdings LLC, Term Loan	4.500%	6/2/21	325,050	321,317
Hill-Rom Holdings Inc., Term Loan B	3.500%	9/8/22	223,675	223,953
Jaguar Holding Co. II, 2015 Term Loan B	4.250%	8/18/22	892,165	869,192
Jarden Corp., 2015 Term Loan B2	3.174%	7/30/22	159,600	159,600
KIK Custom Products Inc., 2015 Term Loan B	6.000%	8/26/22	627,428	603,899
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	1,104,450	1,016,094
Libbey Glass Inc., Term Loan B	3.750%	4/9/21	128,050	126,449
Party City Holdings Inc., 2015 Term Loan B	4.250%	8/19/22	1,012,824	985,921
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	660,000	633,600
Radnet Management Inc., Term Loan B	4.250 - 5.750%	10/10/18	1,247,222	1,237,868
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	1,077,914	1,071,177
Shearer’s Foods Inc., First Lien Term Loan	4.938%	6/30/21	118,500	117,019
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	590,000	557,550
Spencer Gifts LLC, Term Loan B1	5.250%	6/29/22	447,750	437,956
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B	4.250%	5/15/22	628,425	612,714
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,443,760	1,357,134
Team Health Inc., 2015 Term Loan B	4.500%	11/23/22	380,000	380,119
Valeant Pharmaceuticals International Corp., Term Loan B F1	4.000%	4/1/22	1,622,144	1,567,059

Total Consumer Non-Cyclical				30,649,636

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric - 9.1%
Atlantic Power LP, 2014 Term Loan B	4.750%	2/24/21	$260,252	$259,276
Chief Power Finance LLC, Term Loan B	5.750%	12/31/20	1,301,151	1,249,105
EFS Cogen Holdings I LLC, Term Loan B	3.750%	12/17/20	205,444	199,537
EIF Channelview Cogeneration LLC, Term Loan B	4.250%	5/8/20	273,473	235,187
Empire Generating Co., LLC, Term Loan B	5.250%	3/12/21	910,557	751,210
Empire Generating Co., LLC, Term Loan C	5.250%	3/12/21	66,783	55,096
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	1,650,000	1,647,164
Exgen Texas Power LLC, Term Loan B	5.750%	9/16/21	858,883	629,847
Green Energy Partners/Stonewall LLC, Term Loan B1	6.500%	11/13/21	500,000	487,500
La Frontera Generation LLC, Term Loan	4.500%	9/30/20	234,889	223,340
Panda Patriot LLC, Term Loan B1	6.750%	12/19/20	310,000	286,750
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	700,000	623,000
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,071,900	884,317
Terra-Gen Finance Co., LLC, Term Loan B	4.857%	12/9/21	342,924	330,921
TPF II Power LLC, Term Loan B	5.500%	10/2/21	1,068,782	1,047,407
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	1,049,635	1,044,387

Total Electric				9,954,044

Energy - 5.1%
EP Energy LLC, Term Loan B3	3.500%	5/24/18	1,000,000	787,500
Expro FinServices S.a r.l., Term Loan	5.750%	9/2/21	1,441,750	978,588
FTS International Inc., New Term Loan B	5.750%	4/16/21	398,364	114,198
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	510,000	359,550
Houston Fuel Oil Co., LLC, Term Loan B	4.250%	8/19/21	562,875	523,474
KCA Deutag U.S. Finance LLC, Term Loan	6.250%	5/15/20	1,201,700	889,258
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	10,000	10,025
Magnum Hunter Resources Inc., Second Lien Term Loan	10.000%	10/22/19	550,440	333,016	(c)
MEG Energy Corp., Refi Term Loan	3.750%	3/31/20	658,286	577,646
Pacific Drilling SA, Term Loan B	4.500%	6/3/18	1,797,422	781,879	(d)
Paragon Offshore Finance Co., Term Loan B	3.750%	7/18/21	276,500	80,876
Quicksilver Resources Inc., New Second Lien Term Loan	7.000%	6/21/19	540,000	135,000
Samson Investment Co., New Second Lien Term Loan	6.250%	9/25/18	1,000,000	50,000	*(e)

Total Energy				5,621,010

Financial Other - 1.9%
BATS Global Markets Inc., Term Loan B2	5.750%	1/31/20	427,270	428,605
Flying Fortress Inc., New Term Loan	3.500%	4/30/20	900,000	897,937
PGX Holdings Inc., First Lien Term Loan	5.750%	9/29/20	713,170	709,604

Total Financial Other				2,036,146

Industrial Other - 7.7%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/20/20	869,975	860,188
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	890,000	877,206
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	562,803	508,633
Gates Global Inc., Term Loan B	4.250%	7/5/21	623,991	587,071
Hilex Poly Co., LLC, Second Lien Term Loan	9.750%	5/22/22	360,000	343,800
Hilex Poly Co., LLC, Term Loan B	6.000%	12/5/21	446,625	446,811

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Other - (continued)
Intelligrated Inc., First Lien Term Loan	4.500 - 6.000%	7/30/18	$769,706	$754,312
Laureate Education Inc., Term Loan B	5.000%	6/15/18	1,895,191	1,591,960
Lineage Logistics Holdings LLC, 2014 Term Loan	4.500%	4/7/21	1,013,488	927,342
Mirror Bidco Corp., New Term Loan	4.250%	12/28/19	1,033,538	1,024,925
Nord Anglia Education Finance LLC, Term Loan	5.000%	3/31/21	267,960	261,261
Southwire Co., Term Loan	3.000 - 4.750%	2/10/21	216,150	211,827

Total Industrial Other				8,395,336

Insurance - 0.9%
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	1,013,995	989,490

Property & Real Estate - 0.9%
Communications Sales & Leasing Inc., Term Loan B	5.000%	10/24/22	1,064,650	990,790

Technology - 6.0%
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/11/20	1,238,825	792,848
Eastman Kodak Co., Exit Term Loan	7.250%	9/3/19	820,888	727,854
Expert Global Solutions Inc., Term Loan B	8.500%	4/3/18	296,700	295,217
First Data Corp., Extended 2021 Term Loan	4.418%	3/24/21	500,000	499,107
First Data Corp., New 2018 Extended Term Loan	3.918%	3/24/18	1,250,000	1,235,937
First Data Corp., New 2018 Term Loan	3.918%	9/24/18	500,000	494,438
Ipreo Holdings LLC, New Term Loan B	4.000%	8/6/21	516,281	498,533
Kronos Inc., Initial Incremental Term Loan	4.500%	10/30/19	91,436	90,178
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	274,785	273,983
Sophia LP, 2015 Term Loan B	4.750%	9/30/22	488,775	484,132
Vertafore Inc., Second Lien Term Loan	9.750%	10/29/17	800,000	799,400
Zebra Technologies Corp., Term Loan B	4.750%	10/27/21	412,184	413,182

Total Technology				6,604,809

Transportation - 5.1%
American Airlines Inc., New Term Loan	3.250%	6/26/20	519,646	513,614
Commercial Barge Line Co., 2015 First Lien Term Loan	9.750%	11/6/20	630,000	585,900
Hertz Corp., Term Loan B2	3.000%	3/11/18	1,050,300	1,041,110
Syncreon Global Finance (U.S.) Inc., Term Loan B	5.250%	10/28/20	1,905,523	1,559,352
U.S. Airways Group Inc., New Term Loan B1	3.500%	5/23/19	548,800	544,084
United Airlines Inc., New Term Loan B	3.250%	4/1/19	233,400	232,233
XPO Logistics Inc., Term Loan	5.500%	11/1/21	1,140,000	1,136,913

Total Transportation				5,613,206

TOTAL SENIOR LOANS (Cost - $153,122,904)				140,051,661

CORPORATE BONDS & NOTES - 10.6%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	387,000	388,935	(f)

Media - 0.7%
CCO Safari II LLC, Senior Secured Notes	3.579%	7/23/20	360,000	358,141	(f)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000	191,900
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	200,000	193,500	(f)

Total Media				743,541

TOTAL CONSUMER DISCRETIONARY				1,132,476

CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	420,000	310,275

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 2.6%
Energy Equipment & Services - 0.1%
FTS International Inc., Senior Secured Notes	8.012%	6/15/20	$200,000	$136,166	(f)(g)

Oil, Gas & Consumable Fuels - 2.5%
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	340,000	158,100	(f)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.000%	12/15/20	110,000	81,400
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	490,000	398,125	(f)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	110,000	76,312	(f)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	120,000	31,800	*(c)(e)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	100,000	66,750
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	530,000	325,950
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	140,000	76,300
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,740,000	1,409,400	(f)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	90,000	72,225

Total Oil, Gas & Consumable Fuels				2,696,362

TOTAL ENERGY				2,832,528

FINANCIALS - 1.6%
Consumer Finance - 0.6%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	90,000	89,145
Navient Corp., Senior Notes	5.000%	10/26/20	470,000	413,600
Navient Corp., Senior Notes	6.125%	3/25/24	200,000	163,750

Total Consumer Finance				666,495

Real Estate Investment Trusts (REITs) - 0.3%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	360,000	341,100	(f)

Real Estate Management & Development - 0.3%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	310,000	317,750	(f)

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	420,000	401,625	(f)

TOTAL FINANCIALS				1,726,970

HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.2%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	310,000	275,900	(f)

Health Care Providers & Services - 1.2%
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	150,000	147,000	(f)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	30,000	32,250	(f)
HCA Inc., Senior Bonds	5.375%	2/1/25	230,000	227,413
HCA Inc., Senior Notes	5.875%	2/15/26	20,000	20,125
HCA Inc., Senior Secured Notes	5.875%	3/15/22	110,000	116,325
HCA Inc., Senior Secured Notes	5.250%	4/15/25	110,000	111,100
Tenet Healthcare Corp., Senior Secured Notes	4.012%	6/15/20	410,000	401,800	(f)(g)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	270,000	254,812

Total Health Care Providers & Services				1,310,825

TOTAL HEALTH CARE				1,586,725

INDUSTRIALS - 0.8%
Commercial Services & Supplies - 0.5%
United Rentals North America Inc., Senior Notes	4.625%	7/15/23	570,000	570,713

Road & Rail - 0.3%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	350,000	321,125	(f)

TOTAL INDUSTRIALS				891,838

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.1%
Chemicals - 0.1%
Omnova Solutions Inc., Senior Notes	7.875%	11/1/18	$113,000	$111,305

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.2%
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,000,000	875,000
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	200,000	204,750
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	200,000	198,250	(f)

Total Diversified Telecommunication Services				1,278,000

Wireless Telecommunication Services - 1.4%
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	400,000	417,000	(f)
SoftBank Group Corp., Senior Notes	4.500%	4/15/20	550,000	548,625	(f)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	15,050
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	572,660

Total Wireless Telecommunication Services				1,553,335

TOTAL TELECOMMUNICATION SERVICES				2,831,335

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	272,802	264,960

TOTAL CORPORATE BONDS & NOTES (Cost - $13,373,432)				11,688,412

			SHARES
COMMON STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Dayco Products LLC			4,912	178,060

Household Durables - 0.6%
EveryWare Global Inc.			84,519	633,892	*(c)

TOTAL CONSUMER DISCRETIONARY				811,952

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
SemGroup Corp., Class A Shares			24,938	719,711

TOTAL COMMON STOCKS (Cost - $2,803,547)				1,531,663

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $169,299,883)				153,271,736

SHORT-TERM INVESTMENTS - 7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $8,503,593)	0.073%		8,503,593	8,503,593

TOTAL INVESTMENTS - 147.7% (Cost - $177,803,476#)				161,775,329
Liabilities in Excess of Other Assets - (47.7)%				(52,259,243)

TOTAL NET ASSETS - 100.0%				$109,516,086

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	Illiquid security.

(d)	All or a portion of this loan is unfunded as of December 31, 2015. The interest rate for fully unfunded term loans is to be determined.

(e)	The coupon payment on these securities is currently in default as of December 31, 2015.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
REFI	— Refinancing
Second Lien	— Subordinate Lien to First Lien

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital. The Fund invests primarily in floating- or variable-rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Senior loans:
Basic industry	—	$4,763,633	$2,872,061	$7,635,694
Capital goods	—	9,549,017	3,465,975	13,014,992
Communications	—	14,001,161	892,829	14,893,990
Consumer cyclical	—	31,556,452	2,096,066	33,652,518
Consumer non-cyclical	—	25,581,175	5,068,461	30,649,636
Electric	—	5,255,676	4,698,368	9,954,044
Energy	—	3,703,703	1,917,307	5,621,010
Industrial other	—	6,369,882	2,025,454	8,395,336
Transportation	—	5,027,306	585,900	5,613,206
Other senior loans		10,621,235	—	10,621,235
Corporate bonds & notes	—	11,688,412	—	11,688,412
Common stocks:
Consumer discretionary	—	—	811,952	811,952
Energy	$719,711	—	—	719,711

Total long-term investments	$719,711	$128,117,652	$24,434,373	$153,271,736

Short-term investments†	8,503,593	—	—	8,503,593

Total investments	$9,223,304	$128,117,652	$24,434,373	$161,775,329

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	SENIOR LOANS
INVESTMENTS IN SECURITIES	BASIC INDUSTRY	CAPITAL GOODS	COMMUNI- CATIONS	CONSUMER- CYCLICAL	CONSUMER NON- CYCLICAL	ELECTRIC	ENERGY	INDUSTRIAL OTHER	TRANSPO- RTATION
Balance as of September 30, 2015	$2,556,305	$1,216,453	$305,551	$1,256,914	$5,984,771	$5,828,775	$1,715,600	$1,460,899	$1,555,400
Accrued premiums/discounts	4,220	377	59	4,383	3,217	1,485	484	301	809
Realized gain (loss)	(69)	616	352	(137,192)	(20,564)	682	(202,860)	10	(13,920)
Change in unrealized appreciation (depreciation)[1]	(219,029)	(19,291)	(12,334)	12,901	(70,773)	(416,338)	(161,092)	(56,971)	(14,889)
Purchases	—	—	—	—	—	—	504,700	—	598,500
Sales	(77,078)	(71,091)	(79,095)	(140,476)	(493,441)	(585,735)	(630,767)	(3,809)	(1,540,000)
Transfers into Level 3[2]	607,712	2,338,911	892,829	1,241,434	1,635,100	722,687	1,024,258	1,098,112	—
Transfers out of Level 3[3]	—	—	(214,533)	(141,898)	(1,969,849)	(853,188)	(333,016)	(473,088)	—

Balance as of December 31, 2015	$2,872,061	$3,465,975	$892,829	$2,096,066	$5,068,461	$4,698,368	$1,917,307	$2,025,454	$585,900

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015[1]	$(219,029)	$(19,291)	—	$(116,597)	$(79,759)	(336,302)	$(152,053)	$53,305	$(13,249)

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	TOTAL
Balance as of September 30, 2015	$871,404	$22,752,072
Accrued premiums/discounts	—	15,335
Realized gain (loss)	—	(372,945)
Change in unrealized appreciation (depreciation)[1]	(59,452)	(1,017,268)
Purchases	—	1,103,200
Sales	—	(3,621,492)
Transfers into Level 3[2]	—	9,561,043
Transfers out of Level 3[3]	—	(3,985,572)

Balance as of December 31, 2015	$811,952	$24,434,373

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015[1]	$(59,452)	$(942,427)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$544,036
Gross unrealized depreciation	(16,572,183)

Net unrealized depreciation	$(16,028,147)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016